Business Combinations - Summary of Fair Value of Purchase Consideration Transaction (Details) - EUR (€) € in Thousands	Aug. 01, 2022	Apr. 30, 2021
GmbH KG
Disclosure of detailed information about business combination [line items]
Cash		€ 3,042,862
Rollover equity		250,000
Vendor loan		275,000
Syndicate loan		196,163
Profit transfer		(12,942)
Consideration Transferred		€ 3,751,083
Gisela Acquisition
Disclosure of detailed information about business combination [line items]
Cash	€ 1,054
Deferred payment	351
Consideration Transferred	€ 1,405